UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7264

Greater China Growth Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2007

Item 1. Schedule of Investments

Greater China Growth Portfolio	as of November 30,2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.8%

Security	Shares	Value
China — 69.7%
Auto Components — 1.2%
Minth Group, Ltd.	4,314,000	$6,394,071
		$6,394,071
Commercial Banks — 3.9%
China Construction Bank - Class H	10,473,000	$10,115,237
China Merchants Bank Co., Ltd. - Class H	2,153,000	10,034,074
		$20,149,311
Commercial Services & Supplies — 0.3%
Hembly International Holdings, Ltd.	2,566,000	$1,356,555
		$1,356,555
Construction & Engineering — 1.8%
China Communications Construction Co., Ltd. - Class H	3,102,000	$9,071,727
		$9,071,727
Construction Materials — 7.2%
Anhui Conch Cement Co., Ltd. - Class H	1,410,000	$12,185,975
China National Building Material Co., Ltd. - Class H	5,636,000	24,743,775
		$36,929,750
Containers & Packaging — 4.0%
AMVIG Holdings, Ltd.	7,810,000	$11,044,007
Nine Dragons Paper Holdings, Ltd.	3,927,000	9,811,029
		$20,855,036
Distributors — 0.6%
Sichuan Xinhua Winshare - Class H	4,574,000	$3,285,043
		$3,285,043
Diversified Consumer Services — 1.8%
New Oriental Education & Technology Group, Inc. ADR (1)	117,400	$9,400,218
		$9,400,218
Diversified Telecommunication Services — 1.1%
China Communications Services Corp., Ltd. - Class H (1)	6,678,000	$5,831,502
		$5,831,502
Electrical Equipment — 1.2%
Shanghai Electric Group Co., Ltd. - Class H	7,966,000	$6,390,092
		$6,390,092
Energy Equipment & Services — 4.0%
Anhui Tianda Oil Pipe Co., Ltd. - Class H	5,054,000	$3,985,398
China Oilfield Services, Ltd. - Class H	6,840,000	16,390,273
		$20,375,671
Hotels, Restaurants & Leisure — 1.8%
China LotSynergy Holdings, Ltd. (1)	34,504,000	$4,750,804
Home Inns & Hotels Management, Inc. ADR (1)	117,710	4,729,588
		$9,480,392
Independent Power Producers & Energy Traders — 1.5%
China Resources Power Holdings Co., Ltd.	2,192,000	$7,594,435
		$7,594,435
Industrial Conglomerates — 1.3%
Shanghai Industrial Holdings, Ltd.	1,343,000	$6,540,225
		$6,540,225
Insurance — 3.9%
China Insurance International Holdings Co., Ltd. (1)	1,068,000	$2,883,161
China Life Insurance Co., Ltd. - Class H	3,150,000	17,275,422
		$20,158,583
Life Sciences Tools & Services — 0.9%
WuXi PharmaTech Cayman, Inc. ADR (1)	156,500	$4,422,690
		$4,422,690
Machinery — 1.2%
China Infrastructure Machinery Holdings, Ltd.	3,108,000	$5,978,096
		$5,978,096

Marine — 1.9%
China Cosco Holdings - Class H	2,592,500	$9,769,282
		$9,769,282
Media — 1.9%
Focus Media Holding, Ltd. ADR (1)	170,900	$9,645,596
		$9,645,596
Metals & Mining — 1.2%
Shougang Concord International Enterprises Co., Ltd. (2)	15,204,000	$6,424,996
		$6,424,996
Oil, Gas & Consumable Fuels — 6.3%
China Coal Energy Co. - Class H	3,288,000	$10,529,254
China Shenhua Energy Co., Ltd. - Class H	1,195,000	7,100,979
PetroChina Co., Ltd. - Class H	7,634,000	14,673,744
		$32,303,977
Real Estate Management & Development — 7.5%
C C Land Holdings, Ltd.	4,020,000	$6,823,849
China Aoyuan Property Group, Ltd. (1)	730,000	466,951
E-House China Holdings, Ltd. ADR (1)	187,300	4,618,818
Guangzhou R&F Properties Co., Ltd. - Class H	3,628,000	15,631,183
KWG Property Holding, Ltd. (1)	3,765,000	6,360,673
Sino-Ocean Land Holdings, Ltd. (1)	3,163,500	4,713,515
		$38,614,989
Textiles, Apparel & Luxury Goods — 2.3%
Ports Design, Ltd.	3,521,000	$12,053,577
		$12,053,577
Tobacco — 2.0%
Huabao International Holdings, Ltd.	10,175,000	$10,549,355
		$10,549,355
Transportation Infrastructure — 2.3%
China Merchants Holdings International Co., Ltd.	1,818,000	$11,845,880
		$11,845,880
Wireless Telecommunication Services — 6.6%
China Mobile, Ltd.	1,857,000	$33,958,577
		$33,958,577
Total China (identified cost $172,978,977)		$359,379,626

Hong Kong — 16.6%
Data Processing & Outsourced Services — 0.6%
International Elite, Ltd. (1)	19,738,000	$3,245,131
		$3,245,131
Distributors — 3.1%
Integrated Distribution Services Group Ltd.	2,551,000	$8,362,250
Li & Fung, Ltd.	1,882,000	7,532,046
		$15,894,296
Diversified Financial Services — 1.8%
Hong Kong Exchanges and Clearing, Ltd.	305,500	$9,335,290
		$9,335,290
Internet Software & Services — 2.2%
Tencent Holdings, Ltd.	1,473,000	$11,068,350
		$11,068,350
Multiline Retail — 2.2%
Parkson Retail Group, Ltd.	1,050,000	$11,170,930
		$11,170,930
Real Estate Management & Development — 3.0%
Cheung Kong Holdings, Ltd.	469,000	$8,905,432
Swire Pacific, Ltd. - Class A	475,500	6,446,025
		$15,351,457
Specialty Retail — 2.0%
Esprit Holdings, Ltd.	699,000	$10,540,586
		$10,540,586
Textiles, Apparel & Luxury Goods — 1.7%
Peace Mark Holdings, Ltd.	5,980,000	$8,917,143
		$8,917,143
Total Hong Kong (identified cost $34,017,466)		$85,523,183

Singapore — 3.1%
Marine — 3.1%
Cosco Corp., Ltd.	3,224,000	$15,871,444
		$15,871,444
Total Singapore (identified cost $5,811,045)		$15,871,444

Taiwan — 9.4%
Chemicals — 0.8%
Taiwan Fertilizer Co., Ltd.	1,744,000	$4,013,611
		$4,013,611
Computer Peripherals — 1.0%
Asustek Computer, Inc.	1,698,000	$5,359,938
		$5,359,938
Construction Materials — 1.0%
Taiwan Cement Corp.	3,452,000	$5,083,207
		$5,083,207
Electronic Equipment & Instruments — 1.3%
Hon Hai Precision Industry Co., Ltd.	1,075,680	$6,925,867
		$6,925,867
Hotels, Restaurants & Leisure — 0.8%
Formosa International Hotels Corp.	410,617	$3,980,469
		$3,980,469
Insurance — 0.8%
Cathay Financial Holding Co., Ltd.	1,761,789	$3,971,927
		$3,971,927
Semiconductors & Semiconductor Equipment — 2.5%
MediaTek, Inc.	332,871	$4,380,986
Taiwan Semiconductor Manufacturing Co., Ltd.	4,642,161	8,801,472
		$13,182,458
Wireless Telecommunication Services — 1.2%
Far EasTone Telecommunications Co., Ltd.	4,827,300	$6,286,897
		$6,286,897
Total Taiwan (identified cost $41,279,853)		$48,804,374
Total Common Stocks (identified cost $254,087,341)		$509,578,627

Rights — 0.0%

Security	Shares	Value
Hong Kong — 0.0%
Investment Services — 0.0%
Wing Fat Printing Co. (2)	13,430	$0
		$0
Total Hong Kong (identified cost $0)		$0
Total Rights (identified cost $0)		$0
Total Investments — 98.8% (identified cost $254,087,341)		$509,578,627
Other Assets, Less Liabilities — 1.2%		$6,017,999
Net Assets — 100.0%		$515,596,626

ADR	—	American Depository Receipt

(1)		Non-income producing security.
(2)		Security valued at fair value using methods determined in good faith, or at the direction of the Trustees.

The Portfolio did not have any open financial instruments at November 30, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$254,087,341
Gross unrealized appreciation	$258,224,426
Gross unrealized depreciation	(2,733,140)
Net unrealized appreciation	$255,491,286

The net unrealized appreciation on foreign currency and foreign currency transactions at November 30, 2007 on a federal income tax basis was $5,213.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Greater China Growth Portfolio

By:	/s/Hon. Robert Lloyd George
Hon. Robert Lloyd George
President and Principal Executive Officer

Date:	January 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hon. Robert Lloyd George
Hon. Robert Lloyd George
President and Principal Executive Officer

Date:	January 18, 2008

By:	/s/William J. Austin, Jr.
William J. Austin, Jr.
Treasurer and Principal Financial Officer

Date:	January 18, 2008